Note 3 - Accounts and notes receivable, net	12 Months Ended
Dec. 31, 2024
Notes
Note 3 - Accounts and notes receivable, net

Note 3 – Accounts and notes receivable, net

	As of	As of
	December 31,	December 31,
	2024	2023

Accounts receivable	$2,605,556	$3,960,409
Notes receivable	322,908	86,623
Allowance for credit losses	(534,562)	(472,293)
Total accounts and notes receivable, net	$2,393,902	$3,574,739

Movements of allowance for credit losses of accounts and notes receivables are as follows:

	For the Years Ended December 31,
	2024	2023

Beginning balance	$472,293	$303,311
Addition	77,399	178,118
Exchange rate effect	(15,130)	(9,136)
Ending balance	$534,562	$472,293